FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of change in fair value of derivative financial instruments

				Income
Gain/(Loss) ($ thousands)	2022	2021	2020	Statement Presentation
Equity Swaps	$1,008	$1,870	$(964)	G&A expense
Commodity Contracts:
Crude oil	125,842	(111,655)	(19,891)	Commodity derivative
Natural gas	23,676	249	2,781	instruments
Total Unrealized Gain/(Loss)	$150,526	$(109,536)	$(18,074)

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2022	2021	2020
Unrealized change in fair value gain/(loss)	$149,518	$(111,406)	$(17,110)
Net realized cash gain/(loss)	(347,204)	(163,026)	92,852
Commodity contracts gain/(loss)	$(197,686)	$(274,432)	$75,742

Summary of the fair value of derivative financial instruments

	December 31, 2022		December 31, 2021
	Assets	Liabilities	Assets	Liabilities
($ thousands)	Current	Current	Current	Current	Long-term
Equity Swaps	$—	$—	$—	$969	$—
Commodity Contracts:
Crude oil	9,834	10,421	1,771	141,364	7,098
Natural gas	26,708	—	3,897	867	—
Total	$36,542	$10,421	$5,668	$143,200	$7,098

Summary of management positions

Crude Oil Instruments:

Instrument Type(1)(2)
	Jan 1, 2023 - Jun 30, 2023		Jul 1, 2023 - Oct 31, 2023		Nov 1, 2023 - Dec 31, 2023
	bbls/day	$/bbl	bbls/day	$/bbl	bbls/day	$/bbl
WTI Purchased Put	15,000	79.33	5,000	85.00	5,000	85.00
WTI Sold Put	15,000	61.67	5,000	65.00	5,000	65.00
WTI Sold Call	15,000	114.31	5,000	128.16	5,000	128.16
Brent – WTI Spread	10,000	5.47	10,000	5.47	10,000	5.47
WTI Purchased Swap	250	64.85	250	64.85	—	—
WTI Sold Swap(3)	250	42.10	250	42.10	—	—
WTI Purchased Put(3)	2,000	5.00	2,000	5.00	2,000	5.00
WTI Sold Call(3)	2,000	75.00	2,000	75.00	2,000	75.00
(1)	The total average deferred premium spent on the Company’s outstanding crude oil contracts is $1.25/bbl from January 1, 2023 – December 31, 2023.
(2)	Transactions with a common term have been aggregated and presented at weighted average prices and volumes.
(3)	Outstanding commodity derivative instruments acquired as part of the Bruin Acquisition.

Natural Gas Instruments:

Instrument Type(1)	Jan 1, 2023 – Jan 31, 2023		Feb 1, 2023 – Feb 28, 2023		Mar 1, 2023 – Mar 31, 2023
	MMcf/day	$/Mcf	MMcf/day	$/Mcf	MMcf/day	$/Mcf
NYMEX Purchased Swap	—	—	120.0	3.10	120.0	2.44
NYMEX Purchased Put	120.0	6.27	120.0	6.27	120.0	6.27
NYMEX Sold Call	120.0	18.17	120.0	18.17	120.0	18.17
TZ6 NNY Basis Swap	—	—	—	—	12.5	0.41
(1)	Transactions with a common term have been aggregated and presented at weighted average prices/Mcf.

Instrument Type(1)	Apr 1, 2023 – Oct 31, 2023
	MMcf/day	$/Mcf
NYMEX Purchased Put	50.0	4.05
NYMEX Sold Call	50.0	7.00
(1)	Transactions with a common term have been aggregated and presented at weighted average prices/Mcf.